CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash	$ 29	$ 345
Accounts receivable, net of provision for doubtful accounts of $196 and $1, respectively	119	228
Other receivables and prepayments	6,459	456
Inventories		26
Advances to suppliers		126
Total current assets	6,607	1,181
DEPOSITS FOR ACQUISITION OF SUBSIDIARIES	31,866	85,693
Property, Plant and Equipment, Net	5	8
INTANGIBLE ASSETS, NET	25,290
GOODWILL	36,504
Total assets	100,272	86,882
CURRENT LIABILITIES
Accounts payable, trade	222	46
Other payables and accrued liabilities	807	169
Customer deposits		421
Taxes payable	6,241	6,241
Convertible notes		2,169
Total current liabilities	7,270	9,046
LONG-TERM LIABILITIES
Non-current deferred tax liability	6,323	0
Total liabilities	13,593	9,046
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil issued and outstanding as of December 31, 2016 and December 31, 2015
Common stock, $0.004 par value, 50,000,000 shares authorized, 9,387,928 and 4,471,215 issued and outstanding as of December 31, 2016 and December 31, 2015, respectively	38	18
Additional paid-in-capital	42,205	25,904
Statutory reserves
Retained earnings	52,136	57,183
Accumulated other comprehensive loss	(7,700)	(5,269)
Total shareholders' equity	86,679	77,836
Total liabilities and shareholders' equity	$ 100,272	$ 86,882